Income Tax - Disclosure of information about non-capital loss carry forwards (Details) - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 44,301,215	$ 57,492,282
2044 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	10,676,181
2043 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	10,239,059
2042 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,534,759
2041 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	6,645,093
2040 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	2,618,143
2039 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	278,071
2038 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	65,933
2037 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2036 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2035 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	0
2034 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	7,226,469
2033 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	14,376
2032 [Member]
Disclosure Of Non Capital Losses By Year Of Expiry [Line Items]
Total	$ 3,133